GAIN ON DEBT FORGIVENESS (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 25, 2022 GBP (£)	Oct. 25, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 GBP (£)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)
Gain On Debt Forgiveness [Line Items]
Gain on debt forgiveness			$ 234,303			$ 0	$ 0
Tetra [Member]
Gain On Debt Forgiveness [Line Items]
Remaining acquisition related cost	£ 140,000	$ 222,771		£ 140,000	$ 222,771
Excess net book value of vehicle loan				£ 7,155	$ 11,532